Cover Page	Nov. 05, 2020
Cover [Abstract]
Title of 12(b) Security	Shares of common stock, par value $0.001 per share
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Document Type	8-K
Entity Incorporation, State or Country Code	DE
Entity Central Index Key	0001337553
Amendment Flag	false
Entity File Number	001-36152
Entity Tax Identification Number	20-3109565
Document Period End Date	Nov. 05, 2020
Entity Registrant Name	Aerie Pharmaceuticals, Inc.
Entity Address, Address Line One	4301 Emperor Boulevard, Suite 400
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27703
City Area Code	919
Local Phone Number	237-5300
Trading Symbol	AERI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false